POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - RECONCILIATION OF BENEFIT PLANS RECOGNIZED IN THE BALANCE SHEET (Details) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Pension Plan
CLASSIFICATION OF NET AMOUNT RECOGNIZED
Assets for Plan Benefits, Defined Benefit Plan	$ 420	$ 196
Liability, Defined Benefit Plan, Current	(43)	(40)
Liability, Defined Benefit Plan, Noncurrent	(4,768)	(5,487)
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position	(4,391)	(5,331)
AMOUNTS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), Gain (Loss), before Tax	3,787	4,548
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, Prior Service Cost (Credit), before Tax	244	245
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax	4,031	4,793
Other Retiree Benefits
CLASSIFICATION OF NET AMOUNT RECOGNIZED
Assets for Plan Benefits, Defined Benefit Plan	0	0
Liability, Defined Benefit Plan, Current	(24)	(23)
Liability, Defined Benefit Plan, Noncurrent	(1,495)	(1,333)
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position	(1,519)	(1,356)
AMOUNTS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), Gain (Loss), before Tax	2,366	1,819
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, Prior Service Cost (Credit), before Tax	(478)	(293)
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax	$ 1,888	$ 1,526